Annual Total Returns (Vanguard Mega Cap Growth Index Fund - Institutional Shares Institutional) (Vanguard Mega Cap Growth Index Fund, Vanguard Mega Cap Growth Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Annual Total Return
2012	17.25%
2011	3.07%
2010	14.69%
2009	35.10%